Shareholders' Equity (Schedule Of Equity-Based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Total stock-based compensation expense	$ 5,460		$ 6,564		$ 4,207
Cost Of Revenues [Member]
Total stock-based compensation expense	197		255		315
Research And Development [Member]
Total stock-based compensation expense	1,638	[1]	1,536	[1]	814	[1]
Selling And Marketing [Member]
Total stock-based compensation expense	1,975		2,460		1,177
General And Administrative [Member]
Total stock-based compensation expense	1,650		2,313		1,901
Restricted Stock Units (RSUs) [Member]
Total stock-based compensation expense	790
Restricted Stock Units (RSUs) [Member] | Research And Development [Member]
Total stock-based compensation expense	$ 473		$ 460		$ 133

[1]	Including $133, $ 460 and $ 473 compensation expenses related to RSUs for the year ended December 31, 2010, 2011 and 2012, respectively.